Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF SUBSIDIARIES

Note 18 – DISPOSAL OF SUBSIDIARIES

During the year ended December 31, 2019, Kangkang Development, Yichong, Lingchong and Lile were deconsolidated from the Company's consolidated financial statements (also see Note 1). The Company recognized losses of $5,018 in connection with the disposals on the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2019.

The disposals mentioned above did not constitute a strategic shift that would have a major effect on the Company's operations or financial results and as such, the disposals were not classified as discontinued operations in the accompanying consolidated financial statements.